Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments
Changes during 2020, 2019 and 2018 for the PSU NI awards under the framework equity incentive plan were as follows:

	2020		2019		2018
	PSU NI	Weighted average fair value at the grant date (€)	PSU NI	Weighted average fair value at the grant date (€)	PSU NI	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	262,384	€4.91	4,568,830	€6.14	8,803,826	€5.89
Anti-dilution adjustment	—	—	25,516	4.91	32,855	5.87
Granted	—	—	—	—	71,136	9.73
Vested	(236,868)	4.90	(4,295,593)	6.24	(3,857,502)	5.58
Canceled	—	—	—	—	—	—
Forfeited	(25,516)	4.90	(36,369)	6.62	(481,485)	6.27
Outstanding shares unvested at December 31	—	€—	262,384	€4.91	4,568,830	€6.14
Changes during 2020 and 2019 for the PSU Adjusted EBIT awards under the framework equity incentive plan were as follows:

	2020		2019
	PSU Adjusted EBIT	Weighted average fair value at the grant date (€)	PSU Adjusted EBIT	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	5,560,639	€10.19	€—	€—
Anti-dilution adjustment	—	—	524,308	10.18
Granted	3,629,656	6.40	5,182,071	11.26
Vested	(1,189,222)	10.18	—	—
Canceled	—	—	—	—
Forfeited	(827,001)	9.86	(145,740)	11.28
Outstanding shares unvested at December 31	7,174,072	€8.32	5,560,639	€10.19
Changes during 2020, 2019 and 2018 for the PSU TSR awards under the framework equity incentive plan were as follows:

	2020		2019		2018
	PSU TSR	Weighted average fair value at the grant date (€)	PSU TSR	Weighted average fair value at the grant date (€)	PSU TSR	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	6,797,491	€10.61	6,926,413	€11.42	8,803,827	€10.58
Anti-dilution adjustment	—	—	644,588	10.60	32,855	10.54
Granted	3,629,656	3.92	5,189,237	11.58	2,473,637	13.15
Vested	(2,421,734)	10.83	(4,295,594)	10.67	(3,857,502)	10.51
Canceled	—	—	(1,385,046)	12.99	—	—
Forfeited	(831,326)	9.91	(282,107)	11.94	(526,404)	11.50
Outstanding shares unvested at December 31	7,174,087	€7.23	6,797,491	€10.61	6,926,413	€11.42
Changes during 2020, 2019 and 2018 for the RSU awards under the framework equity incentive plan were as follows:

	2020		2019		2018
	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	8,153,039	€10.51	4,290,986	€10.47	7,600,313	€9.17
Anti-dilution adjustment	—	—	761,529	10.49	28,299	9.12
Granted	5,654,588	6.59	7,160,764	11.35	627,081	18.54
Vested	(3,228,967)	10.24	(3,347,345)	9.93	(3,690,050)	9.09
Canceled	—	—	—	—	—	—
Forfeited	(715,489)	9.12	(712,895)	10.05	(274,657)	10.28
Outstanding shares unvested at December 31	9,863,171	€8.46	8,153,039	€10.51	4,290,986	€10.47

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The key assumptions utilized to calculate the grant-date fair values for the PSU NI awards are summarized below:

Key assumptions	2017 PSU NI Awards Range	2015 PSU NI Awards Range
Grant date stock price	€9.74 - €10.39	€13.44 - €15.21
Expected volatility	40%	40%
Risk-free rate	(0.8)%	0.7%
The key assumptions utilized to calculate the grant date fair values for the PSU TSR awards issued are summarized below:

Key assumptions	2020 PSU TSR Awards Range	2019 PSU TSR Awards Range	2018 PSU TSR Awards Range	2017 PSU TSR Awards Range	2015 PSU TSR Awards Range
Grant date stock price	€7.38	€13.10	€18.79	€9.74 - €10.39	€13.44 - €15.21
Expected volatility	40%	39%	41%	44%	37% - 39%
Dividend yield	5%	5%	—%	—%	—%
Risk-free rate	(0.7)%	(0.7)%	(0.3)%	(0.8)%	0.7% - 0.8%

Disclosure of anti-dilutive securities
The following table reflects the changes resulting from the anti-dilution adjustments:

	2019 Anti-dilution adjustment	2018 Anti-dilution adjustment	2017 Anti-dilution adjustment	2016 Anti-dilution adjustment
PSU Awards:
Number of awards - as adjusted	12,620,514	17,673,363	22,890,392	22,717,024
Key assumptions - as adjusted: Grant date stock price - for PSU NI, PSU TSR and PSU Adjusted EBIT	€8.79 - €16.96	€5.71 - €10.35	€8.66 - €9.79	€8.71 - €9.85
RSU Awards:
Number of awards - as adjusted	8,153,039	7,628,612	8,015,812	8,023,472